Parent Company Only Condensed Financial Information - Summary of Condensed Balance sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Assets [Abstract]
Cash and cash equivalent, net of allowance for doubtful accounts	¥ 249,258	$ 35,107	¥ 277,168
Prepaid expense and other receivables, net of allowance for doubtful accounts	78,784	11,096	71,818
Long-term investments	76,688	10,801	77,305	¥ 73,001	¥ 46,084
Total assets	947,006	133,383	1,089,614
Liabilities and Shareholders' equity
Other payables and accrued expenses	34,850	4,909	58,251
Contract liabilities	352		258
Payroll and welfare payable	200	28	0
Total liabilities	536,591	75,577	747,589
Shareholders' equity
Treasury stock (16,534,600 shares and 46,867,940 shares as of December 31, 2022 and December 31, 2023, respectively)	(28,580)	(4,025)	(15,306)
Additional paid-in capital	905,958	127,602	904,935
Accumulated other comprehensive loss	(14,060)	(1,980)	(17,695)
Accumulated deficit	(458,237)	(64,541)	(531,127)
Total shareholders' equity attributable to Huize Holding Limited shareholders	405,153	57,066	340,879
Total liabilities and shareholders' (deficit)/equity	947,006	133,383	1,089,614
Related Party [Member]
Assets [Abstract]
Amount due from related parties	383		489
Common Class A [Member]
Shareholders' equity
Common Stock Value	62	9	62
Common Class B [Member]
Shareholders' equity
Common Stock Value	10	1	10
Parent Company [Member]
Assets [Abstract]
Cash and cash equivalent, net of allowance for doubtful accounts	5,296	746	5,613
Prepaid expense and other receivables, net of allowance for doubtful accounts	306,894	43,227	316,172
Long-term investments	118,319	16,665	44,307
Total assets	430,615	60,653	366,241
Liabilities and Shareholders' equity
Other payables and accrued expenses	17,896	2,521	17,892
Contract liabilities	1,783	251	3,332
Payroll and welfare payable	5,783	815	4,138
Total liabilities	25,462	3,587	25,362
Shareholders' equity
Treasury stock (16,534,600 shares and 46,867,940 shares as of December 31, 2022 and December 31, 2023, respectively)	(28,580)	(4,025)	(15,306)
Additional paid-in capital	905,958	127,602	904,935
Accumulated other comprehensive loss	(14,060)	(1,980)	(17,695)
Accumulated deficit	(458,237)	(64,541)	(531,127)
Total shareholders' equity attributable to Huize Holding Limited shareholders	405,153	57,066	340,879
Total liabilities and shareholders' (deficit)/equity	430,615	60,653	366,241
Parent Company [Member] | Related Party [Member]
Assets [Abstract]
Amount due from related parties	106	15	149
Parent Company [Member] | Common Class A [Member]
Shareholders' equity
Common Stock Value	62	9	62
Parent Company [Member] | Common Class B [Member]
Shareholders' equity
Common Stock Value	¥ 10	$ 1	¥ 10